SUPPLEMENT DATED JULY 2, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 31, 2008

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).


EFFECTIVE JULY 1, 2008, ON PAGE 21, PLEASE DELETE THE SECOND PARAGRAPH OF THE SECTION ENTITLED "SECURITIES LENDING" IN ITS ENTIRETY AND REPLACE IT WITH THE
FOLLOWING:

The Funds' Board of Trustees has approved each Fund's participation in a securities lending program. Under the securities lending program, the Funds have retained an affiliate of a sub-adviser to serve as the securities lending agent (The Bank of New York Mellon). The Bank of New York Mellon also serves as the Funds' custodian. A Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Funds' Board of Trustees will periodically review information on the Funds' securities lending program.


EFFECTIVE JULY 1, 2008, ON PAGE 158, PLEASE DELETE THE SECOND PARAGRAPH OF THE SECTION ENTITLED "CUSTODIAN AND TRANSFER AGENT" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     The Bank of New York Mellon (successor by operation of law to Mellon Trust of New England, N.A.), One Wall Street, New York, NY 10286, acts as custodian for all of the Funds except the following Funds, for which the Trust acts as custodian: JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Retirement Income Fund, JNL/S&P Retirement 2015 Fund, JNL/S&P Retirement 2020 Fund, JNL/S&P Retirement 2025 Fund, JNL/S&P Disciplined Moderate Fund, JNL/S&P Disciplined Moderate Growth Fund, and JNL/S&P Disciplined Growth Fund, and JNL/S&P 4 Fund. The custodian is an affiliate of Mellon Capital Management Corporation. The parent company of The Bank of New York Mellon is The Bank of New York Mellon Corporation.




This Supplement is dated July 2, 2008.

(To be used with V3180 03/08.)

                                                                   CMX1586 07/08